Capital and reserves - Summary of Capital and Reserves (Detail) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Capital and reserves
Balance (in Shares)		155,389
Issued during the year before the IPO		3,320
Reorganization transactions		(158,709)
Class A shares
Capital and reserves
Balance (in Shares)	206,571,517
Reorganization transactions		180,314,159
Issued during the year during and subsequent to the IPO		26,257,358
Issued during the year for vesting of shares	277,127
Balance (in Shares)	206,848,644	206,571,517
Class B shares
Capital and reserves
Balance (in Shares)	903,670,701
Reorganization transactions		903,670,701
Balance (in Shares)	903,670,701	903,670,701
Registered shares
Capital and reserves
Balance (in Shares)		344,611
Reorganization transactions		(344,611)